DERIVATIVE INSTRUMENTS AND HEDGING TRANSACTIONS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		$ 17,897	$ 18,727
Gain (loss) on interest rate swap agreements		121	(347)	$ (135)
Foreign Exchange Forward
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount		8,910	10,545
Amount of hedged item		$ 6,099	$ 3,836
Foreign Exchange Forward | Forecast
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive income (loss)	$ 24